Subsequent Events (Details Narrative)	Dec. 16, 2020 $ / shares shares	Nov. 10, 2020 $ / shares shares	Nov. 02, 2020 $ / shares shares	Nov. 02, 2020 $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2019 shares	May 10, 2019 $ / shares	May 02, 2019 $ / shares	Dec. 31, 2018 shares
Common stock, shares issued | shares					7,936,767	7,705,208			12,339,262
CAD [Member]
Exercise price of warrants							$ 9.50	$ 9.50
Reverse Split [Member] | CAD [Member]
Exercise price of warrants							$ 2.00	$ 2.00
Subsequent Event [Member] | Warrant [Member]
Number of warrants exercised | shares	1,734,285
Subsequent Event [Member] | Warrant [Member] | CAD [Member]
Exercise price of warrants	$ 0.50
Subsequent Event [Member] | Warrant [Member] | Reverse Split [Member]
Number of warrants exercised | shares	365,113
Subsequent Event [Member] | Warrant [Member] | Reverse Split [Member] | CAD [Member]
Exercise price of warrants	$ 2.38
Subsequent Event [Member] | Common Stock [Member]
Common stock, shares issued | shares		48,791	86,739	86,739
Common stock, share per value		$ 3.66	$ 3.56
Subsequent Event [Member] | Common Stock [Member] | CAD [Member]
Common stock, share per value | (per share)		$ 4.75		$ 4.75
Subsequent Event [Member] | Common Stock [Member] | Reverse Split [Member]
Common stock, shares issued | shares		231,758	412,008	412,008
Common stock, share per value		$ .77	$ .75
Subsequent Event [Member] | Common Stock [Member] | Reverse Split [Member] | CAD [Member]
Common stock, share per value		$ 1.00	$ 1.00